Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Equity ETF
Entity Central Index Key	0001969445
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group International Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Equity ETF
Class Name	Capital Group International Equity ETF
Trading Symbol	CGIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIE	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 14.63% on a net asset value (NAV) basis and 14.39% on a market price basis for the year ended
May 31, 2026. These results compare with a 22.80% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, international equities posted solid gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. Heavy investment in artificial intelligence continued to boost large-cap technology stocks. Meanwhile, energy shares surged on higher oil prices, driven by the Middle East conflict. European markets rose, aided by stronger domestic demand and a European Central Bank rate cut. Japanese equities also climbed due to strong corporate earnings, structural reforms and a weaker yen.
Within the fund, most sectors contributed to the overall portfolio, with information technology, financials and industrials being particularly additive. Results in utilities and energy sectors outpaced the overall fund results. Geographically, investments in the U.K., Netherlands and France contributed positively to absolute returns.
Conversely, holdings in the consumer discretionary, heathcare and communication services sectors lagged. Likewise, Denmark and Germany posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group International Equity ETF (at NAV) 2	14.63%	16.69%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.80%	20.50%
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,244,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,244
Total number of portfolio holdings	73
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	43%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)